Note 5 - Allowance for Loan Losses - Impairment Evaluation of Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans individually evaluated for impairment	$ 3,277	$ 2,334
Loans collectively evaluated for impairment	582,314	569,513
Loans and Leases Receivable, Gross	585,591	571,847
Commercial Real Estate Portfolio Segment [Member]
Loans individually evaluated for impairment	3,081	2,102
Loans collectively evaluated for impairment	469,776	462,674
Loans and Leases Receivable, Gross	472,857	464,776
Commercial Portfolio Segment [Member]
Loans individually evaluated for impairment	196	232
Loans collectively evaluated for impairment	96,808	92,890
Loans and Leases Receivable, Gross	97,004	93,122
Consumer Portfolio Segment [Member]
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	15,730	13,949
Loans and Leases Receivable, Gross	$ 15,730	$ 13,949